Per Share Amounts	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Per Share Amounts

7. PER SHARE AMOUNTS

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Net Earnings (Loss)	1,864	1,609	3,366	5,666
Effect of Cumulative Dividends on Preferred Shares	(9)	(9)	(27)	(26)
Net Earnings (Loss) – Basic and Diluted	1,855	1,600	3,339	5,640

Basic – Weighted Average Number of Shares (thousands)	1,891,937	1,927,864	1,900,952	1,962,813
Dilutive Effect of Warrants	6,408	41,956	27,491	45,002
Dilutive Effect of Net Settlement Rights	6,752	7,188	7,643	10,657
Dilutive Effect of Cenovus Replacement Stock Options	—	1,637	630	—
Diluted – Weighted Average Number of Shares (thousands)	1,905,097	1,978,645	1,936,716	2,018,472

Net Earnings (Loss) Per Common Share – Basic ($)	0.98	0.83	1.76	2.87
Net Earnings (Loss) Per Common Share – Diluted (1) (2) ($)	0.97	0.81	1.72	2.79
(1)For the three months ended September 30, 2023, net earnings of $6 million and common shares of 0.6 million related to the assumed exercise of the Cenovus replacement stock options were excluded from the calculation of dilutive net earnings (loss) per share as the impact was anti-dilutive. For the nine months ended September 30, 2022, net earnings of $35 million and common shares of 1.6 million related to the assumed exercise of the Cenovus replacement stock options were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.
(2)For the three and nine months ended September 30, 2023, net settlement rights (“NSRs”) of 1.5 million and 1.5 million, respectively, (three and nine months ended September 30, 2022 – 2.0 million and 2.0 million, respectively) were excluded from the calculation of diluted weighted average number of shares as the effect was anti-dilutive.
B) Common Share Dividends

	2023		2022
For the nine months ended September 30,	Per Share	Amount	Per Share	Amount
Base Dividends	0.385	729	0.245	481
Variable Dividends	—	—	—	—
Total Common Share Dividends Declared and Paid	0.385	729	0.245	481
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On November 1, 2023, the Company’s Board of Directors declared a fourth quarter base dividend of $0.140 per common share, payable on December 29, 2023, to common shareholders of record as at December 15, 2023.
C) Preferred Share Dividends

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Series 1 First Preferred Shares	2	1	5	5
Series 2 First Preferred Shares	1	1	2	1
Series 3 First Preferred Shares	3	3	9	9
Series 5 First Preferred Shares	2	3	7	7
Series 7 First Preferred Shares	1	1	4	4
Total Preferred Share Dividends Declared	9	9	27	26
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
In the three and nine months ended September 30, 2023, the Company paid $nil and $27 million, respectively, in preferred share dividends (three and nine months ended September 30, 2022 – $9 million and $26 million, respectively).
On November 1, 2023, the Company’s Board of Directors declared fourth quarter dividends of $9 million payable on January 2, 2024, to preferred shareholders of record as at December 15, 2023.